4. CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents
CASH AND CASH EQUIVALENTS
4.	CASH AND CASH EQUIVALENTS

		Consolidated
	12/31/2020	12/31/2019
Cash and banks
In Brazil	245,185	42,736
Abroad	3,899,282	454,033
	4,144,467	496,769

Investments
In Brazil	5,800,119	531,924
Abroad		60,262
	5,800,119	592,186
	9,944,586	1,088,955

Our investments are basically in private and public securities with yields linked to the variation of Interbank Deposit Certificates (CDI) and repo operations backed by National Treasury Notes respectively. The Company invests part of the funds through exclusive investment funds which have been consolidated in these financial statements.

Our investments abroad are in private securities in top-rated banks and are remunerated at pre-fixed rates.

Accounting Policy

Cash and cash equivalents include cash, bank deposits and other short-term investments of immediate liquidity, redeemable within 90 days of the contracting date, readily convertible into an amount known as cash and with an insignificant risk of changing its market value.